Financial risk management (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Net Debt Position
The Group’s net debt position is set out below:

All figures in £ millions	2019	2018
Cash and cash equivalents	437	568
Derivative financial instruments	15	9
Bank loans and overdrafts	(3)	(43)
Bonds	(593)	(672)
Revolving credit facility	(230)	—
Investment in finance lease receivable	196	—
Lease liabilities	(838)	(5)

Net debt	(1,016)	(143)

Summary of Sensitivity of The Carrying Value of Financial Instruments to Fluctuations in Interest Rates and Exchange Rates
As at 31 December 2019, the sensitivity of the carrying value of the Group’s financial instruments to fluctuations in interest rates and exchange rates is as follows:

	2019
All figures in £ millions	Carrying value	Impact of 1% increase in interest rates	Impact of 1% decrease in interest rates	Impact of 10% strengthening in sterling	Impact of 10% weakening in sterling
Investments in unlisted securities	122	—	—	(9)	11
Other receivable	182	—	—	(17)	20
Cash and cash equivalents	437	—	—	(32)	39
Derivative financial instruments	15	16	(18)	22	(23)
Bonds	(593)	11	(12)	53	(64)
Other borrowings	(1,071)	2	(2)	46	(56)
Other net financial assets	560	—	—	(43)	52

Total financial instruments	(348)	29	(32)	20	(21)

	2018
All figures in £ millions	Carrying value	Impact of 1% increase in interest rates	Impact of 1% decrease in interest rates	Impact of 10% strengthening in sterling	Impact of 10% weakening in sterling
Investments in unlisted securities	93	—	—	(7)	9
Cash and cash equivalents	568	—	—	(36)	45
Derivative financial instruments	9	(3)	3	1	(1)
Bonds	(672)	17	(17)	61	(74)
Other borrowings	(48)	—	—	2	(3)
Other net financial assets	620	—	—	(51)	62

Total financial instruments	570	14	(14)	(30)	38

Schedule of Contractual Undiscounted Cash Flows Analysed by Maturity and Currency

	Analysed by maturity				Analysed by currency
All figures in £ millions	Greater than one month and less than one year	Later than one year but less than five years	Five years or more	Total	USD	GBP	Other	Total
At 31 December 2019
Bonds	12	354	259	625	177	—	448	625
Rate derivatives – inflows	(19)	(223)	(332)	(574)	(41)	(172)	(361)	(574)
Rate derivatives – outflows	23	237	331	591	242	344	5	591
FX forwards – inflows	(186)	(24)	—	(210)	—	(210)	—	(210)
FX forwards – outflows	186	23	—	209	209	—	—	209

Total	16	367	258	641	587	(38)	92	641

At 31 December 2018
Bonds	14	431	277	722	189	—	533	722
Rate derivatives – inflows	(20)	(288)	(343)	(651)	(40)	(167)	(444)	(651)
Rate derivatives – outflows	23	289	341	653	254	390	9	653
FX forwards – inflows	(251)	(35)	—	(286)	—	(286)	—	(286)
FX forwards – outflows	275	37	—	312	312	—	—	312

Total	41	434	275	750	715	(63)	98	750